INVESTMENT SECURITIES AVAILABLE FOR SALE (Details Narrative) - Old Glory Holding Co [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt allowance for credit loss	$ 0
Investment securities	$ 200,000	$ 200,000